Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of provisional estimated consideration $ in Thousands	Apr. 06, 2021 USD ($)
Schedule of provisional estimated consideration [Abstract]
Cash consideration	$ 74,350
Acquisition date fair-value of contingent consideration	1,089
Total consideration	$ 75,439